Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 1,439,155	$ 2,233,747	$ 4,478,373	$ 6,275,688	$ 8,296,997	$ 8,644,383
Cost of good sold	573,455	1,028,892	1,846,728	2,893,766	4,610,961	4,378,658
Gross profit	865,700	1,204,855	2,631,645	3,381,922	3,686,036	4,265,725
Operating expenses:
Depreciation and amortization	234,461	215,972	623,660	664,771	435,649	473,360
Selling and marketing	35,420	19,407	91,697	80,440	116,291	216,548
General and administrative	1,009,162	1,227,074	3,552,390	3,971,464	5,140,100	5,559,389
Professional fees	311,813	180,911	419,291	814,573	908,093	1,522,881
Stock-based compensation	0	16,200	62,600	48,600	64,800	369,318
Total operating expenses	1,590,856	1,659,564	4,749,638	5,579,848	6,664,933	8,141,496
Income (loss) from operations	(725,156)	(454,709)	(2,117,993)	(2,197,926)	(2,978,897)	(3,875,771)
Other income (expense)
Interest income (expense), net	(330,006)	(391,802)	(1,220,148)	(1,081,584)	(1,705,123)	(1,021,801)
Derivative expense	0	(42,140)	0	(42,140)	(42,140)	0
Gain (loss) on settlement of debt	(1,191,089)	0	(1,191,089)	(363,468)	(363,468)	0
Unrealized gain (loss) on change in fair value of derivative liabilities	22,764	(13,473)	8,831	(13,473)	7,826	0
Other gains (losses)	2,467	22,816	(563)	62,390	525,903	35,136
Total other income (expense)	(1,495,864)	(424,599)	(2,402,969)	(1,438,275)	(1,577,002)	(986,665)
Income (loss) before income taxes	(2,221,020)	(879,308)	(4,520,962)	(3,636,201)	(4,555,899)	(4,862,436)
Provision for income taxes (benefit)	0	0	0	0	35,375	14,944
Net income (loss)	(2,221,020)	(879,308)	(4,520,962)	(3,636,201)	(4,591,274)	(4,877,380)
Convertible preferred stock beneficial conversion feature and other discounts accreted as a deemed dividend	(277,500)	0	(277,500)	(740,899)	(740,899)	0
Net loss attributable to common stockholders	$ (2,498,520)	$ (879,308)	$ (4,798,462)	$ (4,377,100)	$ (5,332,173)	$ (4,877,380)
Basic and diluted earnings (loss) per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)
Weighted average number of shares outstanding: Basic and Diluted	177,287,469	144,780,176	176,897,958	143,739,573	147,441,651	128,081,259
Comprehensive loss:
Net income (loss)	$ (2,221,020)	$ (879,308)	$ (4,520,962)	$ (3,636,201)	$ (4,591,274)	$ (4,877,380)
Foreign currency translation adjustment	60,721	4,669	123,557	25,739	55,694	(75,910)
Comprehensive income (loss)	$ (2,160,299)	$ (874,639)	$ (4,397,405)	$ (3,610,462)	$ (4,535,580)	$ (4,953,290)